Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Temporary equity par or stated value per share	$ 0.0001
Temporary equity shares authorized	0	218,561,319
Temporary equity shares issued	0	218,561,319
Temporary Equity, Shares Outstanding	0	218,561,319
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001
Common stock shares authorized	22,500,000	0
Common stock shares issued	18,500,000	0
Common stock shares outstanding	18,500,000	0
Common Stock Other Than B Shares [Member]
Common stock par or stated value per share	$ 0.01
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Common stock shares authorized		70,040,242
Common stock shares issued	193,585,625	70,040,242
Common stock shares outstanding	193,585,625	70,040,242